UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP One Congress Street Suite 2900 Boston, Massachusetts 02114-2023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1 – REPORTS TO STOCKHOLDERS

(a)	A copy of the Semi-Annual Report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

2

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2024

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2024

Contents

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)	1

Consolidated Schedule of Investments (unaudited)	2

Consolidated Statement of Operations (unaudited)	6

Consolidated Statements of Changes in Members’ Capital	7

Consolidated Statement of Cash Flows (unaudited)	8

Consolidated Financial Highlights	9

Notes to Consolidated Financial Statements (unaudited)	10

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT are available on the SEC’s website at http://www.sec.gov and, upon request, by calling (877) 355-1469.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) are available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The Master Fund’s prospectus and statement of additional information include additional information about the Directors of the Master Fund and other information about the Master Fund. These documents are available without charge, upon request, by calling (877) 355-1469.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2024

ASSETS

Investments in Investment Funds, at fair value (cost $90,617,210)	$131,972,664
Short term investments, at fair value (cost $793,329)	793,329
Cash	40,000
Redemptions receivable from investments in Investment Funds	3,054,012
Contributions receivable	164,000
Prepaid insurance	36,041
Other assets	2,593

Total assets	136,062,639

LIABILITIES

Repurchase of Members’ interests payable	1,420,000
Advisory fee payable	224,326
Professional fees payable	176,934
Administration fee payable	31,996
Facility fees payable	25,690

Total liabilities	1,878,946

NET ASSETS	$134,183,693

Net Capital*	$92,202,483
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	41,981,210

MEMBERS’ CAPITAL	$134,183,693

* Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

1

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2024

Investment Funds*, **	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity***

Distressed

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)(c)	7/1/2007	$5,126,878	$33,030	0.02%	(1)

Highland Crusader Fund, L.P. (a)(b)	8/1/2005	11,576	17,029	0.01%	(2)

King Street Capital, L.P. (a)(b)	1/1/2003	52,322	186,863	0.14%	(3)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	1	1,433	0.00%	(3)

Total Distressed		5,190,777	238,355	0.17%

Event Driven

Aspex Global Fund (a)	10/1/2021	4,750,745	6,802,410	5.07%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	5,174,832	6,293,458	4.69%	Quarterly

Elliott International Ltd.	1/1/2013	6,196,187	15,398,960	11.47%	Semi-Annual

Magnetar Capital, L.P. (a)(b)	7/1/2007	25,592	49,533	0.04%	(3)

Pentwater Event Fund, Ltd.	7/1/2019	3,773,957	6,234,714	4.65%	Monthly

Redmile Capital Fund, L.P. (a)(d)	5/1/2019	29,867	19,038	0.01%	(4)

Total Event Driven		19,951,180	34,798,113	25.93%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016	3,199,861	6,171,074	4.60%	Quarterly

BlackRock Strategic Equity Hedge Fund Limited	9/1/2017	6,422,451	14,472,975	10.79%	Monthly

Coatue Offshore Fund, Ltd. (a)	1/1/2021	5,444,538	6,186,489	4.61%	Monthly

D1 Capital Partners Offshore L.P. (a)	5/1/2020	7,115,896	10,151,185	7.57%	Quarterly

MW Eureka Fund	4/1/2018	9,638,656	15,595,424	11.62%	Quarterly

SEG Partners Offshore, Ltd.	3/1/2013	1,886,820	6,010,234	4.48%	Quarterly

Tiger Global, Ltd. (a)	1/1/2020	8,667,482	7,246,135	5.40%	Annually

Total Long and/or Short Equity		42,375,704	65,833,516	49.07%

Macro/Commodities

Alphadyne Global Rates Fund II, Ltd.	2/1/2020	4,351,637	5,862,679	4.37%	Quarterly

Brevan Howard PT Fund Ltd.	3/1/2023	4,275,000	4,320,964	3.22%	Monthly

STM LCB LLC	4/1/2020	375,149	280,176	0.21%	(1)

Total Macro/Commodities		9,001,786	10,463,819	7.80%

Relative Value

Point72 Capital International, Ltd.	3/1/2020	3,607,859	6,023,642	4.49%	Quarterly

Stark Select Asset Fund LLC (a)(b)	1/1/2010	22,121	17,499	0.01%	(2)

Voleon Institutional Strategies International, Ltd.	4/1/2019	2,886,634	4,512,374	3.36%	Monthly

Voleon International Investors, Ltd.	4/1/2019	2,557,711	3,723,809	2.78%	Monthly

Woodline Offshore Fund Ltd.	7/1/2022	5,023,438	6,361,537	4.74%	Quarterly

Total Relative Value		14,097,763	20,638,861	15.38%

Total Investments in Investment Funds		$90,617,210	$131,972,664	98.35%

The accompanying notes are an integral part of these unaudited consolidated financial statements.
2

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2024

Short-Term Investments	Shares	Cost	Fair Value	% Members’ Capital

Money Market Fund

BlackRock Liquidity Funds T-Fund Institutional Shares

(yield 4.83%) (e)	55,522	$55,522	$55,522	0.04%

Dreyfus Treasury Obligations Cash Management
(yield 4.81%) (e)	206,827	206,827	206,827	0.16%

Goldman Sachs Financial Square Treasury Obligations Fund
(yield 4.73%) (e)	55,522	55,522	55,522	0.04%

Northern Institutional Treasury Portfolio Shares
(yield 4.83%) (e)	475,458	475,458	475,458	0.35%

Total Short-Term Money Market		793,329	793,329	0.59%

Total Investments		$91,410,539	$132,765,993	98.94%

Other Assets, Less Liabilities			1,417,700	1.06%

Members’ Capital			$134,183,693	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**

The geographic regions of the Fund’s investments are 9.32% United States/Canada, 74.56% Global, 10.97% Europe, and 5.15% Asia. This is determined based on the investment mandate of the underlying Portfolio Funds.

***	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.23% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment. Level 3 investments are valued using unobservable inputs.

(d)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 0.01% of the total Investments in Investment Funds.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2024.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

(3)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

(4)	All of the Subsidiary’s remaining interest in the Investment Fund is held in a liquidating account until the remaining security can be liquidated.

The accompanying notes are an integral part of these unaudited consolidated financial statements.
3

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2024

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
60 - 90 Days	1-2 years. Side pocket & liquidating vehicle arrangements exist for 0.69%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-4 years. Side pocket & liquidating vehicle arrangements exist for 9.48%** of the Investment Funds.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	1 year. Side pocket & liquidating vehicle arrangements exist for 2.68%** of the Investment Funds.

The accompanying notes are an integral part of these unaudited consolidated financial statements.
4

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2024

(e) Relative Value This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 60 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 0.08%** of the Investment Funds.

*  The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**  Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of these unaudited consolidated financial statements.
5

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2024

NET INVESTMENT INCOME
Dividend income	$166,224

EXPENSES
Advisory fee	685,737
Professional fees	295,359
Administration fee	90,927
Board of Directors’ compensation	75,000
Facility fees	54,440
Insurance fees	36,041
Other expenses	32,541

Total expenses	1,270,045

Net investment loss	(1,103,821)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	4,075,638
Current income tax expense	(849)

Net realized gain/(loss), net of taxes	4,074,789

Change in net unrealized appreciation/(depreciation) on investments	2,332,412

Change in net unrealized appreciation/(depreciation), net of taxes	2,332,412

Net realized and unrealized gain/(loss) on investments	6,407,201

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$5,303,380

The accompanying notes are an integral part of these unaudited consolidated financial statements.

6

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2023	$190,086,226

Members’ subscriptions	1,000,000

Members’ interests repurchased	(69,655,000)

Net decrease in Members’ Capital resulting from capital transactions	(68,655,000)

Net investment loss	(2,682,329)

Net realized gain/(loss), net of taxes	16,285,542

Change in net unrealized appreciation/(depreciation), net of taxes	4,191,874

Net increase in Members’ Capital resulting from operations	17,795,087

Members’ Capital, March 31, 2024	139,226,313

Members’ subscriptions	164,000

Members’ interests repurchased	(10,510,000)

Net decrease in Members’ Capital resulting from capital transactions	(10,346,000)

Net investment loss	(1,103,821)

Net realized gain/(loss), net of taxes	4,074,789

Change in net unrealized appreciation/(depreciation), net of taxes	2,332,412

Net increase in Members’ Capital resulting from operations	5,303,380

Members’ Capital, September 30, 2024 (unaudited)	$134,183,693

The accompanying notes are an integral part of these unaudited consolidated financial statements.

7

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members’ Capital resulting from operations	$5,303,380
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:

Change in net unrealized (appreciation)/depreciation on investments	(2,332,412)
Net realized (gain)/loss from investments	(4,075,638)
Proceeds from the sale of Investment Funds	24,131,452
Proceeds from short-term investments, net	3,885,945
(Increase)/Decrease in operating assets:

Prepaid insurance	(36,041)
Other assets	(389)
Increase/(Decrease) in operating liabilities:

Advisory fee payable	(35,100)
Professional fees payable	(23,303)
Administration fee payable	(23,732)
Facility fees payable	(2,924)
Other liabilities	(1,238)

Net cash provided by operating activities	26,790,000

CASH FLOWS FROM FINANCING ACTIVITIES

Payments for Members’ interests repurchased	(26,850,000)

Net cash used in financing activities	(26,850,000)

Net increase/(decrease) in cash	(60,000)

Cash at beginning of period	100,000

Cash at end of period	$40,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the period for taxes	$849

The accompanying notes are an integral part of these unaudited consolidated financial statements.

8

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the year indicated:

	For the Six Months Ended September 30, 2024*		Years Ended March 31,
	(unaudited)	2024	2023	2022	2021	2020

Ratios to average Members’ Capital:(a)

Net investment loss (b)	(1.61%)	(1.51%)	(1.51%)	(1.43%)	(1.49%)	(1.39%)

Total expenses (b)(c)	1.85%	1.66%	1.60%	1.43%	1.49%	1.45%

Total return (d)	3.94%	11.25%	(2.17%)	(3.77%)	17.94%	(4.57%)

Portfolio turnover rate: (e)	0.00%	0.00%	10.13%	6.14%	18.08%	36.66%

Members’ Capital, end of period ($000)	$134,184	$139,226	$190,086	$214,251	$269,773	$271,714

*	The ratios, excluding portfolio turnover rate and total return, for the period April 1, 2024 through September 30, 2024 have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from Sub-Fund. For the six months ended September 30, 2024, this amount was a tax expense of 0.00% of average Members’ Capital. For the year ended March 31, 2024, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2023, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2022, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2021, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2020, this amount was a tax benefit of 0.01% of average Members’ Capital.

(d)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(e)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

9

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2024

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) commenced operations on January 1, 2003, and is a Delaware limited liability company. The Master Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund’s Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund as well as all portfolio management and investment advisory services.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act.

The Master Fund has two feeder funds, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”) and Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”), each of which is a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund and the TI 2 Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

10

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

1. Organization (continued)

Effective January 1, 2013, the TI 1 Fund and TI 2 Fund made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”). For tax and regulatory reasons related to such an election, on January 1, 2013, the Master Fund transferred certain investments which were organized as domestic limited partnerships in exchange for membership interests in the Sub-Fund, which is a Delaware limited liability company, with the same investment adviser as the Master Fund.

As of September 30, 2024, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 65.58% and the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 34.41%.

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the Master Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain illiquid Investment Funds. These consolidated financial statements also include the accounts of Subsidiary, which was established to hold and manage certain Investment Funds. As of September 30, 2024, the Master Fund owns 100% of the Sub-Fund and the Subsidiary. The Master Fund’s investments in the Sub-Fund and the Subsidiary, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

11

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

2. Summary of Significant Accounting Policies (continued)

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

d. Capital Transactions

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

e. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Master Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Master Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Master Fund. The Master Fund pays a monthly fee to the Administrator, Transfer Agent and Custodian based primarily upon month-end Members’ Capital.

12

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes

The Master Fund is structured as a limited liability company and is not subject to U.S. federal income taxes; each Member is liable for income taxes, if any, on its share of the Master Fund’s net taxable income.

The Sub-Fund does not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code; consequently it is obligated to pay federal, state and local income tax on taxable income prior to January 1, 2024. On January 1, 2024, the Sub-Fund elected to be classified as a disregarded entity for U.S. tax purposes. The election triggered a realization event within the Sub-Fund to recognize any gain or loss on the investments held by the Sub-Fund.

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2024, are as follows:

Current Expense/(Benefit)
Federal	$–
State	849

Total Current Expense/(Benefit)	849

Deferred Expense/(Benefit)
Federal	–
State	–

Total Deferred Expense/(Benefit)	–

Total Expense/(Benefit) Impacting Change in Members’ Capital	$849

The total income tax expense/(benefit) on the Sub-Fund’s net income differs from the amount computed by applying the federal statutory rate of 21% to that income as follows:

Consolidated pre-tax income/(loss)	$5,304,229
Not taxable at entity level	(5,304,229)

Sub-Fund pre-tax income/(loss)	$–

Sub-Fund pre-tax income/(loss) at statutory rate	$–

Reconciling items:
State income tax, net of federal tax impact	–
Adjustments to deferred	(849)

Total tax expense/(benefit)	$(849)

13

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

As of September 30, 2024, the tax cost and unrealized appreciation (depreciation) of the Investments held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2023, were as follows:

Investments
Tax Cost Basis of Investments	$96,623,097
Gross Unrealized Appreciation	$38,112,798
Gross Unrealized Depreciation	(1,982,906)

Net Unrealized Appreciation/(Depreciation)	$36,129,892

The cost of investments shown above includes investments held directly by the Master Fund and investments held by the Sub-Fund. Due to the Sub-Fund’s election to become a disregarded entity as of January 1, 2024, the tax cost of the assets held by the Sub-Fund matches the fair market value of the assets on December 31, 2023.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether any significant tax positions of the Master Fund or Sub-Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Master Fund and Sub-Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2024. To the extent the Master Fund or Sub-Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations. Furthermore, management of the Master Fund and Sub-Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the respective statute of limitations, the Master Fund and Sub-Fund are generally subject to examinations by taxing authorities for up to three years from the date of filing. Neither the Master Fund nor the Sub-Fund have any examinations in progress.

14

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

2. Summary of Significant Accounting Policies (continued)

g. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification. Short-term investment transactions are recorded on trade date.

For the six months ended September 30, 2024, aggregate purchases and sales of the Investment Funds amounted to $0 and $9,577,658, respectively.

The Master Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Master Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds. During the six months ended September 30, 2024, there were no exchanges of Investment Fund interests or in-kind distributions received by the Master Fund.

h. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2024, are reflected as Repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2024.

Cash represents cash in banks. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2024, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

Dividend income is recognized on the ex-dividend date. Interest income is recorded on the accrual basis.

15

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

3. Portfolio Valuation

The Board has assigned to the Adviser (the “Valuation Designee”) general responsibility for determining the value of assets held by the Master Fund in accordance with the Master Fund’s valuation policy and has designated the Adviser to fair value the Master Fund’s assets in accordance with Rule 2a-5 under the 1940 Act.

Section 2(a)(41) of the 1940 Act, requires the Master Fund to value investments using: (i) the market value of the portfolio securities when market quotations are readily available and (ii) the investment’s fair value, as determined in good faith by the Board when a market quotation for a portfolio security is not readily available or otherwise determined to be unreliable. Rule 2a-5 under the 1940 Act defines a market price is readily available only when reflected by a quoted price (unadjusted) in active markets for identical investments that the Master Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946.

Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Adviser’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2024, the Master Fund’s investments in side pockets or special liquidating vehicles represented 5.23% of the Master Fund’s net assets. Additionally, the

16

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

3. Portfolio Valuation (continued)

governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2024, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

17

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

3. Portfolio Valuation (continued)

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2024
Investment Funds
Distressed*	$–	$–	$33,030	$33,030
Total Investment Funds in fair value hierarchy	–	–	33,030	33,030
Investment Funds measured at NAV**	–	–	–	131,939,634
Total Investment Funds	–	–	33,030	131,972,664

Short-term Investments	793,329	–	–	793,329
Total Investments	$793,329	$–	$33,030	$132,765,993

*	Fair valued using a discount rate of 68% to the reported NAV, which takes into account considerations that are unique to such investment.

**

The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk.

18

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

4. Capital Commitments of the Master Fund to the Investment Funds

Certain Investment Funds require the Master Fund to commit, as of the date of the Master Fund’s initial investment in the Investment Funds, to fund future investments in the Investment Funds. These Investment Funds may, at their sole discretion, require the Master Fund to fund all or a portion of the Master Fund’s unfunded commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Master Fund’s initial investment in such Investment Fund. The Master Fund’s commitment to fund future investments with respect to these Investment Funds is reduced by the amount of capital subsequently “called” by such Investment Funds after the initial investment. At September 30, 2024, none of committed capital remains unfunded.

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on July 16, 2025. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $20,000,000 subject to a combined maximum amount of $558,000,000.

The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2024, the Master Fund had no loan payable outstanding. During the six months ended September 30, 2024, the Master Fund had no borrowings.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $30,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors.

19

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

6. Related Party Transactions (continued)

The Master Fund incurred $75,000 of Independent Directors’ fees for the six months ended September 30, 2024, of which none was payable as of September 30, 2024. The total fees and expenses (including compensation) of the Independent Directors are shown on the Master Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the six months ended September 30, 2024, the Master Fund reimbursed the Adviser $12,500 for out-of-pocket costs, which is included in Other Expenses in the Consolidated Statement of Operations.

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2024, the Advisory Fee was $685,737.

7. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

20

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

7. Risks (continued)

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands.

This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

21

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2024

7. Risks (continued)

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

8. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

9. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the unaudited consolidated financial statements were issued and noted no material events requiring disclosure.

22

(b)	Not applicable.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	Not applicable.

3

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 16 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)	Gross income from securities lending activities: $0

(a)(2)	All fees and/or compensation for securities lending activities and related services: $0

(a)(3)	Aggregate fees/compensation: $0

(a)(4)	Net income from securities lending activities: $0

(b)	Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Not applicable.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 9, 2024
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer	December 9, 2024
Kathleen P. Sullivan

5